Shareholder Report, Line Graph (Details) LMA2800_ClearBridge Value Fund_Class IS_TSR Annual {Class IS} - USD ($)								12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jun. 03, 2022	Oct. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name								Class IS
Accumulated Value	$ 1,274,787	$ 1,360,535	$ 1,239,193	$ 1,021,350	$ 1,020,163	$ 955,939	$ 1,000,000	$ 1,455,281
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	1,384,786	1,415,220	1,243,058	1,026,599	1,016,392	947,221	1,000,000	$ 1,709,763
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Value Index
Accumulated Value	$ 1,222,368	$ 1,245,518	$ 1,126,085	$ 950,948	$ 992,828	$ 949,677	$ 1,000,000	$ 1,384,371